Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended					6 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Mar. 31, 2024	Jun. 30, 2025		Jun. 30, 2024		Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 3,659,414		$ 1,714,035			$ 6,457,829		$ 3,076,198			$ 4,878,665		$ 40,355
Cost of revenue	1,832,337		839,484			2,818,890		1,441,567			2,238,820		134,988
Gross profit (loss)	1,827,077		874,551			3,638,939		1,634,631			2,639,845		(94,633)
Operating expenses:
Research and development	900,694		925,082			1,752,946		1,567,628			3,267,340		1,485,636
Selling, general and administrative	1,969,362		2,169,541			3,970,703		7,865,752			11,549,512		3,427,690
Total operating expenses	2,870,056		3,094,623			5,723,649		9,433,380			14,816,852		4,913,326
Loss from operations	(1,042,979)		(2,220,072)			(2,084,710)		(7,798,749)			(12,177,007)		(5,007,959)
Other expense, net	9,498		(187,394)			(8,739,955)		(208,325)			(560,648)		(544,566)
Change in fair value of warrant liability	(2,796,350)		213,942			(3,501,079)		190,819			187,173		0
Change in fair value of derivative liability	0		1,729,700			101,300		4,712,800			4,817,600		0
Change in fair value of earnout liability	210,000		310,000		$ 2,610,000	160,000		2,920,000		$ 2,970,000	3,230,000		0
Interest expense, net	(378,902)		(1,095,050)			(1,070,289)		(1,694,009)			(4,497,781)		(544,826)
Loss before income tax expense (benefit)	(3,998,733)		(1,248,874)			(15,134,733)		(1,877,464)			(9,000,663)		(6,097,351)
Income tax expense (benefit)	2,782		0			2,782		0			(15,783)		1,600
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	(4,001,515)		(1,248,874)		$ (628,590)	(15,137,515)		(1,877,464)		(5,496,958)	(8,984,880)		(6,098,951)
Less: deemed dividend related to the modification of equity classified warrants	0		(5,185,502)			0		(5,185,502)			(5,185,502)		0
Net loss and comprehensive loss attributable to common stockholders	$ (4,001,515)		$ (6,434,376)			$ (15,137,515)		$ (7,062,966)		$ (10,682,460)	$ (14,170,382)		$ (6,098,951)
Net loss per share, basic (in dollars per share)	$ (0.42)	[1]	$ (0.90)	[1]	$ (0.14)	$ (1.63)	[1]	$ (1.22)	[1]	$ (1.72)	$ (2.13)	[2],[3]	$ (1.92)	[2],[3]
Net loss per share, diluted (in dollars per share)			$ (0.90)	[1]	$ (0.14)	$ (1.63)	[1]	$ (1.22)	[1]	$ (1.72)	$ (2.13)	[2],[3]	$ (1.92)	[2],[3]
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)	9,451,023	[1]	7,146,973	[1]		9,312,286	[1]				6,659,288	[2],[3]	3,180,067	[2],[3]
Weighted-average number of common shares used in computing net loss per common share, diluted (in shares)	9,451,023	[1]	7,146,973	[1]		9,312,286	[1]	5,777,865	[1]		6,659,288	[2],[3]	3,180,067	[2],[3]

[1]	Amounts and per share amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts and per share amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[3]	Amounts for the year ended December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).